Consolidated Statements of Changes in Total Equity (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Dropdown Predecessor Equity USD ($)	TOTAL EQUITY Partners' Equity Common Units	TOTAL EQUITY Partners' Equity Common USD ($)	TOTAL EQUITY Partners' Equity Subordinated Units	TOTAL EQUITY Partners' Equity Subordinated USD ($)	TOTAL EQUITY Partners' Equity General Partner USD ($)	TOTAL EQUITY Non- controlling Interest USD ($)
Beginning balance at Dec. 31, 2008	$ 808,713			$ 634,212		$ 134,291	$ 37,348	$ 2,862
Beginning balance, units at Dec. 31, 2008			33,338		11,051
Net change in parent's equity in Dropdown Predecessor (note 2)	37,711	37,711
Net income and comprehensive income	81,937	5,302		35,108		7,037	5,180	29,310
Cash distributions	(114,539)			(87,051)		(20,997)	(6,491)
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16)	162,559			159,155			3,404
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16), units, shares			7,951
Re-investment tax credit (note 11)	(4,700)			(3,795)		(813)	(92)
Equity based compensation	(361)			(292)		(61)	(8)
Conversion of subordinated units to common units				42,010		(42,010)
Conversion of subordinated units to common units, units			3,684		(3,684)
Acquisition of interest rate swap (note 12i)	(4,810)			(3,839)		(872)	(99)
Purchase of Teekay Tangguh Borrower LLC from Teekay Corporation (note 12f)	(52,494)			(21,678)		(8,952)	(1,199)	(20,665)
Sale of 1% interest in Kenai LNG Carriers to General Partner (note 12j) and Skaugen LPG and Multigas subsidiaries to General Partner (note 12k)	2,300							2,300
Ending balance at Dec. 31, 2009	917,038	43,013		754,414		67,745	38,059	13,807
Ending balance, units at Dec. 31, 2009			44,973		7,367
Net change in parent's equity in Dropdown Predecessor (note 2)	466	466
Net income and comprehensive income	92,944	2,258		75,028		3,700	8,896	3,062
Cash distributions	(135,514)			(118,114)		(8,620)	(8,780)
Equity based compensation	(151)			(148)			(3)
Additional offering costs related to November 2009 follow-on equity offering (note 16)	(131)			(111)		(18)	(2)
Acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC from Teekay Corporation (note 12a)	(49,376)	(45,737)		(2,471)		(1,020)	(148)
Conversion of subordinated units to common units				61,787		(61,787)
Conversion of subordinated units to common units, units			7,367		(7,367)
Acquisition of interest rate swap (note 12i)	(1,500)			(1,470)			(30)
Direct equity placement, net of offering costs of $0.1 million (note 16)	50,921			49,901			1,020
Direct equity placement, net of offering costs of $0.1 million (note 16), units			1,713
Purchase of Excalibur and Excelsior Joint Ventures (notes 16 and 17c)	38,324			37,309			761	254
Purchase of Excalibur and Excelsior Joint Ventures (notes 16 and 17c), units			1,053
Ending balance at Dec. 31, 2010	913,323			856,421			39,779	17,123
Ending balance, units at Dec. 31, 2010			55,106
Net income and comprehensive income	97,356			78,374			11,474	7,508
Cash distributions	(159,581)			(146,903)			(12,477)	(201)
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16)	341,178			334,056			7,122
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16), units, shares			9,752
Equity based compensation	95			93			2
Acquisition of Skaugen Multigas Subsidiaries (note 12h)	(8,231)			(7,852)			(379)
Acquisition of equity investment in three Angola LNG Carriers (note 12l)	(46,243)			(44,123)			(2,120)
Sale of 1% interest in Kenai LNG Carriers to General Partner (note 12j) and Skaugen LPG and Multigas subsidiaries to General Partner (note 12k)	1,812							1,812
Ending balance at Dec. 31, 2011	$ 1,139,709			$ 1,070,066			$ 43,401	$ 26,242
Ending balance, units at Dec. 31, 2011			64,858